7. Other income and expenses (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	May 29, 2020	May 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Income And Expenses
Voluntary Separation Plan - PDV			$ (903)	$ (85)	$ (944)	$ (85)
Unscheduled stoppages and pre-operating expenses			(462)	(387)	(815)	(709)
Pension and medical benefits - retirees			(189)	(345)	(488)	(703)
Gains/(losses) with Commodities Derivatives			(476)	(153)	(253)	(378)
Gains / (losses) related to legal, administrative and arbitration proceedings			(115)	(212)	(165)	(566)
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control			9	5,405	(85)	5,588
PIS and COFINS credit - exclusion of ICMS (VAT tax) from the basis of calculation			1,478		1,478
Equalization of expenses - Production Individualization Agreements			822	(9)	845	(9)
Expenses/Reimbursements from E&P partnership operations			117	46	259	96
Early termination of contracts			53	(1)	147	(1)
Amounts recovered from Lava Jato investigation			64	79	85	79
Variable compensation program				(106)	29	(205)
Others	$ 681	$ 77	101	(216)	149	(225)
Total			$ 499	$ 4,016	$ 242	$ 2,882